Inventories (Tables)	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Summary of Inventories
The Company’s inventories were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Materials and work in progress	$707.0	$709.0
Finished products	707.7	693.4
Parts, accessories and apparel	409.9	371.7
Total inventories	$1,824.6	$1,774.1